JUNE  30,  2000

SEMI-ANNUAL

REPORT

CALVERT  FIRST
GOVERNMENT  MONEY  MARKET  FUND

CONTENTS

PRESIDENT'S  LETTER
2

PORTFOLIO
MANAGER  REMARKS
3

STATEMENT  OF
NET  ASSETS
5

STATEMENT  OF  OPERATIONS
7

STATEMENTS  OF  CHANGES  IN  NET  ASSETS
8

NOTES  TO
FINANCIAL  STATEMENTS
10

FINANCIAL  HIGHLIGHTS
13

DEAR  SHAREHOLDERS:

THE FIRST SIX MONTHS OF 2000 HAVE OFFERED MIXED MESSAGES ON GROWTH AND INTEREST RATES - AND SET A TONE OF CHALLENGE FOR INVESTORS AND FUND MANAGERS. STILL, CAUTION AND DISCIPLINE HAVE ALWAYS BEEN A KEYNOTE OF OUR MANAGER'S INVESTMENT STRATEGIES, AND INVESTOR CONFIDENCE IS OUR GOAL WHATEVER THE ECONOMIC CLIMATE. THE FIRST QUARTER OF THE YEAR CONTINUED MUCH AS 1999 LEFT OFF, WITH CONTINUED ECONOMIC EXPANSION, LOW INTEREST RATES, STRONG MARKET PERFORMANCE WITHIN CERTAIN EQUITY SECTORS, AND FLATTENED YIELD CURVES IN THE BOND MARKET AS SHORT-TERM INTEREST RATES ROSE EACH TIME THE FEDERAL FUNDS BENCHMARK WAS RAISED. THE SECOND QUARTER OF THE YEAR OFFERED INVESTORS A DIFFERENT PICTURE. ECONOMIC GROWTH APPEARED TO BE SLOWING AND SOME STOCK MARKET VALUATIONS PROVED UNSUSTAINABLE. AFTER A SERIES OF RATE INCREASES, THE FED MADE THE DECISION ON JUNE 28TH TO LEAVE ITS FED FUND RATES UNCHANGED AT 6.5% SINCE THE ECONOMY WAS FINALLY SLOWING.
WHETHER THE FED IS RIGHT, ONLY TIME AND KEY INDICATORS WILL TELL. CERTAINLY NO ONE IS RULING OUT THE POSSIBILITY OF FURTHER INTERVENTION LATER IN THE YEAR IF MORE CHECKS ON INFLATIONARY PRESSURE ARE NEEDED. IF SUCH ACTIONS PROVE NECESSARY, THE LONG-AWAITED BOND MARKET RECOVERY COULD BE SHORT-LIVED, WITH A RETURN TO FLATTENING YIELDS FOR THE INVESTOR. MEANWHILE, WALL STREET APPEARS CONFIDENT THAT THE ECONOMY IS IN FOR A SOFT LANDING - WITH SLOWER GROWTH IN CORPORATE PROFITS AND STABILIZED RETURNS ON EQUITY INVESTMENTS.
WHAT SHOULD ALL THIS SIGNAL TO THE REASONABLE INVESTOR? THAT INVESTOR DISCIPLINE AND THE NEED TO MAKE INFORMED DECISIONS IS AS IMPORTANT AS EVER BEFORE. AS ALWAYS, WE ENCOURAGE YOU TO MAKE DECISIONS BASED ON YOUR FINANCIAL OBLIGATIONS AND TOLERANCE FOR RISK. YOUR FINANCIAL PROFESSIONAL CAN SUGGEST STRATEGIES THAT CAN KEEP YOU ON TRACK TO MEET YOUR OBJECTIVES.
WE APPRECIATE YOUR INVESTMENT IN CALVERT GROUP FUNDS AND LOOK FORWARD TO WORKING WITH YOU TO ACHIEVE YOUR FINANCIAL GOALS.

SINCERELY,




BARBARA  J.  KRUMSIEK
PRESIDENT  AND  CEO
JULY  28,  2000

TOM  DAILEY  IS  A  MEMBER  OF  THE  CAMCO  PORTFOLIO  MANAGEMENT  TEAM.

CALVERT  FIRST  GOVERNMENT  MONEY  MARKET  FUND  SEEKS
TO  EARN  THE  HIGHEST
POSSIBLE  YIELD  CONSISTENT  WITH SAFETY, LIQUIDITY AND PRESERVATION OF CAPITAL.

FUND
INFORMATION

ASSET  ALLOCATION
TAXABLE
MONEY  MARKET

NASDAQ  SYMBOL
FVRXX

CUSIP  NUMBER
131577-10-8

CALVERT  FIRST  GOVERNMENT  MONEY  MARKET  FUND

HOW  WOULD  YOU  CHARACTERIZE  THE  INVESTMENT CLIMATE OVER THE PAST SIX MONTHS?

DURING THE PAST 6 MONTHS, MAJOR STOCK MARKET INDICES HAVE DECLINED, AND THE MAJOR FORCES DRIVING THE BULL MARKET AND ECONOMIC GROWTH HAVE BEGUN TO SHOW SIGNS OF FALTERING. LOW INFLATION, LOW INTEREST RATES, ROBUST CORPORATE EARNINGS, AND A SURGE IN Y2K SPENDING, ALL HELPED CONTINUE THE CURRENT ECONOMIC EXPANSION. UNPRECEDENTED STOCK MARKET PERFORMANCE HELPED CONSUMER CONFIDENCE REACH NEW HIGHS. THIS, COUPLED WITH ACCELERATED CONSUMER SPENDING AND A SMALLER POOL OF AVAILABLE WORKERS, CAUSED CONCERNS THAT THE CURRENT RATE OF EXPANSION WAS UNSUSTAINABLE AND THAT SIGNS OF INFLATION WOULD SOON APPEAR.

AS A RESULT OF THESE CONCERNS, THE FEDERAL RESERVE OPEN MARKET COMMITTEE (FOMC) RAISED THE FEDERAL FUNDS RATE THREE TIMES DURING THE PERIOD. ON FEBRUARY 2, THE FOMC RAISED RATES 25 BASIS POINTS TO 5.75% IN AN EFFORT TO KEEP THE ECONOMY GROWING, BUT AT A SLOWER PACE. AS THE ECONOMY ROLLED ON, THE FED MOVED AGAIN ON MARCH 21 WITH ANOTHER 25 BASIS POINT MOVE TO 6.00%. ONCE AGAIN, ECONOMIC GROWTH CONTINUED AT A FEVERISH PACE AND SIGNS OF INFLATION STARTED TO CREEP IN,
PROMPTING  THE  FED  TO  RAISE  RATES  50  BASIS  POINTS  TO  6.50%  ON  MAY 16.

AFTER SIX RATE HIKES SINCE JUNE, 1999, THE FED FINALLY KEPT THE FED FUNDS RATE UNCHANGED AT THEIR LAST MEETING, SINCE RECENT ECONOMIC DATA HAS SHOWN PRELIMINARY SIGNS OF GROWTH DECELERATION. HOWEVER, THE FOMC WILL CONTINUE TO MONITOR ECONOMIC RELEASES FOR ANY SIGNS OF INFLATIONARY PRESSURES.

WHAT  WAS  YOUR  STRATEGY  DURING  THE  PERIOD?
DURING THE FIRST QUARTER OF 2000, SHORT-TERM TAXABLE RATES CONTINUED TO RISE DRAMATICALLY IN LIGHT OF FED TIGHTENING. AS TAXABLE MONEY MARKET RATES WERE PRICING IN MORE FED RATE INCREASES THAN WHAT A REASONABLE MARKET OBSERVER MIGHT EXPECT, WE BEGAN TO BUY AGGRESSIVELY AND EXTENDED THE AVERAGE MATURITY OF THE PORTFOLIO. AS HINTS OF AN ECONOMIC SLOWDOWN SURFACED IN THE SECOND QUARTER, RATES QUICKLY REVERSED COURSE AND DROPPED TO LEVELS THAT REFLECTED THE MARKET'S PERCEPTION OF A FED THAT WAS NEARING THE END OF THE TIGHTENING CYCLE. AT THE SAME TIME, WE HAVE MAINTAINED ENOUGH LIQUIDITY IN ORDER TO INVEST IN HIGHER YIELDING SECURITIES SHOULD RATES RISE AGAIN.

HOW  DID  THE  FUND  PERFORM?
FOR THE SIX MONTHS ENDED JUNE 30, 2000, THE FUND'S CLASS O SHARES RETURNED 2.65%, SLIGHTLY TRAILING THE 2.66% FOR THE LIPPER US GOVERNMENT MONEY MARKET FUNDS AVERAGE.

WHAT  IS  YOUR  OUTLOOK?
THERE ARE MANY UNCERTAINTIES FACING THE ECONOMY. THE COMING MONTHS WILL PROVIDE SOME CLUES AS TO WHETHER NON-INFLATIONARY ECONOMIC GROWTH CAN BE SUSTAINED. WHILE THE POTENTIAL FOR FURTHER FED RATE INCREASES EXISTS, WE WILL CONTINUE TO MONITOR KEY ECONOMIC INDICATORS FOR SIGNS THAT THE RECENT DECELERATION OF ECONOMIC ACTIVITY WAS NOT AN ABERRATION, BUT A CONFIRMATION OF A MORE REASONABLE RATE OF GROWTH.

JULY  28,  2000

PLEASE REMEMBER, THIS DISCUSSION REFLECTS THE VIEWS AND OPINIONS OF CALVERT ASSET MANAGEMENT COMPANY AT JUNE 30, 2000, THE END OF THE REPORTING PERIOD. OUR STRATEGY AND THE FUND'S PORTFOLIO COMPOSITION MAY DIFFER DUE TO EVER-CHANGING MARKET AND ECONOMIC CONDITIONS. WHILE HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, IT MAY GIVE YOU A BETTER AND MORE THOROUGH UNDERSTANDING OF OUR INVESTMENT DECISIONS AND MANAGEMENT PHILOSOPHY.

PORTFOLIO
STATISTICS

WEIGHTED
AVERAGE  MATURITY
6.30.00         50 DAYS
12.31.99        39 DAYS

COMPARATIVE  MONTH-END  YIELDS

            CALVERT         IBC'S
   FIRST GOVERNMENT       GOVERNMENT
       MONEY MARKET     MONEY MARKET
            CLASS O         AVERAGES
6.30.00        5.74%           5.65%
5.31.00        5.43%           5.40%
4.30.00        5.26%           5.28%
3.31.00        5.19%           5.14%
2.29.00        5.11%           5.01%
1.31.00        4.89%           4.81%
12.31.99       4.92%           4.76%

CLASS O
AVERAGE ANNUAL
TOTAL RETURN

AS OF 6.30.00
1  YEAR           5.04%
5  YEAR           4.87%
10  YEAR          4.61%
INCEPTION         7.25%
(12.07.76)

TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS. PERFORMANCE INFORMATION REPRESENTS THE VALUE OF AN INVESTMENT IN CLASS O SHARES. THE VALUE OF AN INVESTMENT IN CLASS B, C, I OR T SHARES WOULD BE DIFFERENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SOURCES: IBC'S MONEY FUND REPORT, IBC FINANCIAL DATA INC. AND LIPPER ANALYTICAL SERVICES, INC.

STATEMENT  OF  NET  ASSETS
JUNE  30,  2000

                                            PRINCIPAL
U.S. GOVERNMENT AGENCY OBLIGATIONS - 51.8%     AMOUNT         VALUE
FEDERAL  AGRICULTURAL  MORTGAGE  CORPORATION,  DISCOUNT  NOTES,
  6.47%, 8/30/00                          $11,360,000   $11,237,501
FEDERAL FARM CREDIT BANK, 6.293%, 7/3/00   10,000,000    10,000,000
FEDERAL  HOME  LOAN  BANK:
  5.71%,  8/9/00                            5,000,000     4,999,949
  5.00%,  8/14/00                           7,500,000     7,487,943
  6.28%,  10/12/00                         10,000,000     9,999,578
  5.75%,  12/15/00                         10,000,000     9,971,584
  6.56%,  2/15/01                           5,000,000     4,997,067
FEDERAL HOME LOAN MORTGAGE CORPORATION, 6.50%, 1/12/01
                                            6,700,000     6,700,000
FEDERAL  HOME  LOAN  MORTGAGE  CORPORATION,  DISCOUNT  NOTES:
  6.40%, 7/5/00                            15,000,000    14,989,333
  6.43%, 7/11/00                           20,000,000    19,964,278
  6.435%, 8/1/00                           10,000,000     9,944,588
  6.50%, 11/24/00                          12,859,000    12,520,022
FEDERAL  NATIONAL  MORTGAGE  ASSOCIATION:
  5.97%, 10/2/00                           10,000,000     9,978,644
  6.47%, 2/16/01                            5,000,000     4,999,089
  6.498%, 3/7/01                           10,000,000    10,000,000
  6.52%, 3/16/01                            5,000,000     5,000,304
  6.57%, 4/26/01                            5,000,000     4,995,713
FEDERAL NATIONAL  MORTGAGE  ASSOCIATION,  DISCOUNT  NOTES:
  6.49%, 12/7/00                           10,000,000     9,713,358

    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $167,498,951)
                                                        167,498,951

DEPOSITORY  RECEIPTS  FOR  U.S.  GOVERNMENT
GUARANTEED  LOANS  -  0.0%
COLSON  SERVICES  CORPORATION  LOAN  SETS:  8.21%,  4/1/12  *^
                                                4,226         4,302

    TOTAL  DEPOSITORY  RECEIPTS  FOR  U.S.  GOVERNMENT
    GUARANTEED LOANS  (COST  $4,302)                          4,302

VARIABLE  RATE  LOANS  GUARANTEED  BY
AGENCIES  OF  THE  U.S.  GOVERNMENT  -  23.7%
RURAL  ELECTRIC  COOP  GRANTOR  TRUST  CERTIFICATES,  VRDN,
  6.60%, 12/15/17, TOA: MORGAN GUARANTY    39,890,000     39,890,000
POST  APARTMENT  HOMES  LP,  VRDN, LOC: FNMA, 6.68%, 7/15/29
                                           31,185,000     31,185,000
IVACO,  INC.,  VRDN,  11.50%,  9/15/00      5,360,000      5,718,118

    TOTAL  VARIABLE RATE LOANS GUARANTEED BY AGENCIES  OF  THE
    U.S. GOVERNMENT (COST $76,793,118)                    76,793,118

REPURCHASE AGREEMENTS, FOR DELIVERY AT COST,
COLLATERALIZED BY SECURITIES ISSUED OR GUARANTEED
BY THE U.S. GOVERNMENT - 23.8%             PRINCIPAL
                                               AMOUNT         VALUE
STATE  STREET  BANK,  6.35%,  DATED  6/30/00,  DUE  7/3/00,
  (COLLATERAL: $17,514,725, FFCB, 6.35%, 12/28/00)
                                          $17,000,000   $17,000,000
DONALDSON,  LUFKIN  &  JENRETTE,  6.75%,  DATED 6/30/00 DUE 7/3/00,
  (COLLATERAL:  $14,015,000,  FHLB,  5.32%,  11/6/03  AND
  $50,000,000, FHLB, 6.545%, 3/17/09)      60,000,000    60,000,000

  TOTAL REPURCHASE AGREEMENTS (COST $77,000,000)         77,000,000

    TOTAL INVESTMENTS (COST $321,296,371) - 99.3%       321,296,371
    OTHER ASSETS AND LIABILITIES, NET - 0.7%              2,196,724
    NET ASSETS - 100.0%                                $323,493,095


NET  ASSETS  CONSIST  OF:
PAID-IN CAPITAL APPLICABLE TO THE FOLLOWING SHARES OF BENEFICIAL INTEREST, UNLIMITED NUMBER OF NO PAR VALUE SHARES AUTHORIZED
  CLASS O: 214,537,722 SHARES OUTSTANDING              $214,274,861
  CLASS B: 260,446 SHARES OUTSTANDING                       260,431
  CLASS C: 648,983 SHARES OUTSTANDING                       648,947
  INSTITUTIONAL CLASS: 8,991,905 SHARES OUTSTANDING       8,990,339
  CLASS T: 99,364,340 SHARES OUTSTANDING                 99,360,314
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                   16,162
ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS        (57,959)

    NET ASSETS                                         $323,493,095


NET  ASSET  VALUE  PER  SHARE
CLASS  O  (BASED  ON  NET  ASSETS  OF  $214,194,135)          $1.00
CLASS  B  (BASED  ON  NET  ASSETS  OF  $260,551)              $1.00
CLASS  C  (BASED  ON  NET  ASSETS  OF  $649,312)              $1.00
INSTITUTIONAL CLASS (BASED ON NET ASSETS OF $9,006,962)       $1.00
CLASS  T  (BASED  ON  NET  ASSETS  OF  $99,382,135)           $1.00






( ^ ) REPRESENTS RATES IN EFFECT AT JUNE 30, 2000, AFTER REGULARLY SCHEDULED ADJUSTMENTS ON SUCH
DATE. INTEREST RATES ADJUST MONTHLY AND QUARTERLY, GENERALLY AT THE BEGINNING OF THE MONTH OR
CALENDAR QUARTER, OR SEMIANNUALLY BASED ON PRIME PLUS CONTRACTED ADJUSTMENTS. AS OF JUNE 30, 2000,
THE  PRIME  INTEREST  RATE  WAS  9.50%.
( * ) COLSON SERVICES CORPORATION IS THE CUSTODIAN, COLLECTION, AND TRANSFER AGENT FOR CERTAIN OF
THE FUND'S U.S. GOVERNMENT GUARANTEED VARIABLE RATE LOANS. EACH DEPOSITORY RECEIPT PERTAINS TO
A  SET,  GROUPED  BY  INTEREST  RATE,  OF  THESE  LOANS.

ABBREVIATIONS:
VRDN:  VARIABLE  RATE  DEMAND  NOTES

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENT  OF  OPERATIONS
SIX  MONTHS  ENDED  JUNE  30,  2000

NET  INVESTMENT  INCOME
INVESTMENT  INCOME:
  INTEREST INCOME                                       $10,103,555

EXPENSES:
  INVESTMENT  ADVISORY  FEE                                 418,826
  TRANSFER  AGENCY  FEES  AND  EXPENSES                     218,847
  DISTRIBUTION PLAN EXPENSES:
    CLASS B                                                   1,794
    CLASS C                                                   4,065
    CLASS T                                                 123,896
  TRUSTEES'  FEES  AND  EXPENSES                             18,442
  ACCOUNTING  FEES                                           71,131
  ADMINISTRATIVE  FEES:
    CLASS  O                                                275,732
    CLASS  B                                                    449
    CLASS  C                                                  1,016
    INSTITUTIONAL  CLASS                                      3,547
    CLASS  T                                                123,896
  CUSTODIAN  FEES                                            37,035
  REGISTRATION  FEES                                         26,608
  REPORTS  TO  SHAREHOLDERS                                  49,077
  PROFESSIONAL  FEES                                         15,614
  MISCELLANEOUS                                               9,206
    TOTAL  EXPENSES                                       1,399,181
    REIMBURSEMENT  FROM  ADVISOR:
      CLASS  B                                              (8,276)
      CLASS  C                                              (5,511)
      INSTITUTIONAL  CLASS                                  (5,310)
  FEES PAID INDIRECTLY                                     (35,353)
         NET EXPENSES                                     1,344,731

         NET INVESTMENT INCOME                            8,758,824

REALIZED  GAIN  (LOSS)  ON  INVESTMENTS
NET  REALIZED  GAIN  (LOSS)                                   1,117

         INCREASE  (DECREASE)  IN  NET  ASSETS
         RESULTING  FROM  OPERATIONS                     $8,759,941

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS


                                     SIX MONTHS ENDED    YEAR ENDED
                                             JUNE 30,  DECEMBER 31,
INCREASE  (DECREASE)  IN  NET  ASSETS            2000          1999
OPERATIONS:
  NET INVESTMENT INCOME                    $8,758,824   $13,518,818
  NET REALIZED GAIN (LOSS)                      1,117       201,884

    INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
                                            8,759,941    13,720,702

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM
  NET INVESTMENT INCOME:
    CLASS O SHARES                        (5,799,716)  (10,169,908)
    CLASS B SHARES                            (7,291)       (6,324)
    CLASS C SHARES                           (16,311)      (15,638)
    INSTITUTIONAL CLASS SHARES              (394,390)     (998,810)
    CLASS T SHARES                        (2,530,728)   (2,335,338)
      TOTAL  DISTRIBUTIONS                (8,748,436)  (13,526,018)
CAPITAL SHARE TRANSACTIONS:
  SHARES SOLD:
    CLASS O SHARES                        166,295,797   362,273,732
    CLASS B SHARES                            180,748       545,037
    CLASS C SHARES                            912,357     1,926,834
    INSTITUTIONAL  CLASS  SHARES           28,866,273    79,366,483
    CLASS T SHARES                         69,227,330   166,734,229
  REINVESTMENT OF DISTRIBUTIONS:
    CLASS O SHARES                          5,646,106     9,872,756
    CLASS B SHARES                              6,859         6,006
    CLASS C SHARES                             15,838        14,787
    INSTITUTIONAL CLASS SHARES                373,716       942,859
    CLASS T SHARES                          2,501,172     2,347,451
  SHARES REDEEMED:
    CLASS O SHARES                      (187,506,877) (388,580,940)
    CLASS B SHARES                          (346,843)     (205,575)
    CLASS C SHARES                        (1,334,492)   (1,225,662)
    INSTITUTIONAL CLASS SHARES           (39,912,492)  (80,773,227)
    CLASS T SHARES                       (73,129,823)  (68,313,390)
      TOTAL CAPITAL SHARE TRANSACTIONS   (28,204,331)    84,931,380

TOTAL INCREASE (DECREASE) IN NET ASSETS  (28,192,826)    85,126,064

NET  ASSETS
BEGINNING OF PERIOD                       351,685,921   266,559,857
END  OF  PERIOD  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT  INCOME
  OF $16,162 AND $5,774, RESPECTIVELY)   $323,493,095  $351,685,921

                                     SIX MONTHS ENDED    YEAR ENDED
                                             JUNE 30,  DECEMBER 31,
CAPITAL  SHARE  ACTIVITY                         2000          1999
SHARES  SOLD:
    CLASS O SHARES                        166,295,797   362,273,732
    CLASS B SHARES                            180,748       545,037
    CLASS C SHARES                            912,357     1,926,834
    INSTITUTIONAL CLASS SHARES             28,866,273    79,366,483
    CLASS T SHARES                         69,227,330   166,734,229
REINVESTMENT  OF  DISTRIBUTIONS:
    CLASS O SHARES                          5,646,106     9,872,756
    CLASS B SHARES                              6,859         6,006
    CLASS C SHARES                             15,838        14,787
    INSTITUTIONAL CLASS SHARES                373,716       942,859
    CLASS T SHARES                          2,501,172     2,347,451
SHARES  REDEEMED:
    CLASS O SHARES                      (187,506,877) (388,580,940)
    CLASS B SHARES                          (346,843)     (205,575)
    CLASS C SHARES                        (1,334,492)   (1,225,662)
    INSTITUTIONAL CLASS SHARES           (39,912,492)  (80,773,227)
    CLASS T SHARES                       (73,129,823)  (68,313,390)
      TOTAL CAPITAL SHARE ACTIVITY       (28,204,331)    84,931,380

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NOTES  TO  FINANCIAL  STATEMENTS

NOTE  A  -  SIGNIFICANT  ACCOUNTING  POLICIES
GENERAL: THE CALVERT FIRST GOVERNMENT MONEY MARKET FUND (THE "FUND"), THE ONLY SERIES OF FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME, IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY. THE FUND OFFERS FIVE CLASSES OF SHARES OF BENEFICIAL INTEREST. CLASS O SHARES ARE SOLD TO THE PUBLIC, WITH NO FRONT-END SALES CHARGE AT THE TIME OF PURCHASE AND NO BACK-END LOAD WHEN THEY ARE REDEEMED. CLASS B SHARES MAY BE PURCHASED ONLY BY EXCHANGE FROM CLASS B SHARES OF OTHER CALVERT GROUP FUNDS. CLASS B SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE AT THE TIME OF PURCHASE, BUT MAY BE SUBJECT TO A DEFERRED SALES CHARGE UPON REDEMPTION OF THE FUND IN WHICH THE CLASS B SHARES WERE ORIGINALLY PURCHASED. CLASS C SHARES MAY BE PURCHASED ONLY BY EXCHANGE FROM CLASS C SHARES OF ANOTHER CALVERT GROUP FUND. CLASS C SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE AT THE TIME OF PURCHASE. THEY MAY BE SUBJECT TO A DEFERRED SALES CHARGE IF THEY ARE REDEEMED WITHIN ONE YEAR AFTER PURCHASE OF THE CLASS C SHARES IN THE ORIGINAL FUND. CLASS B AND C SHARES HAVE HIGHER EXPENSES THAN CLASS O SHARES, INCLUDING DISTRIBUTION PLAN EXPENSES. CLASS O SHARES ARE NOT SUBJECT TO A DISTRIBUTION PLAN. INSTITUTIONAL CLASS SHARES REQUIRE A MINIMUM ACCOUNT BALANCE OF $1,000,000. THEY HAVE NO FRONT-END OR DEFERRED SALES CHARGE. INSTITUTIONAL CLASS SHARES ARE NOT SUBJECT TO A DISTRIBUTION PLAN. EFFECTIVE MARCH 1, 1999, THE FUND BEGAN TO OFFER CLASS T SHARES. CLASS T SHARES ARE SOLD TO INVESTORS WITH BROKERAGE ACCOUNTS AT THE ADVISORS GROUP, INC. CLASS T SHARES ARE SOLD WITH NO FRONT-END SALES CHARGE AT THE TIME OF PURCHASE AND NO BACK-END LOAD WHEN THEY ARE REDEEMED, AND ARE SUBJECT TO DISTRIBUTION PLAN EXPENSES.
SECURITY VALUATION: SECURITIES ARE VALUED AT AMORTIZED COST WHICH APPROXIMATES MARKET.
REPURCHASE  AGREEMENTS:  THE  FUND  MAY  ENTER  INTO  REPURCHASE AGREEMENTS WITH
RECOGNIZED FINANCIAL INSTITUTIONS OR REGISTERED BROKER/DEALERS AND, IN ALL INSTANCES, HOLDS UNDERLYING SECURITIES WITH A VALUE EXCEEDING THE TOTAL REPURCHASE PRICE, INCLUDING ACCRUED INTEREST. ALTHOUGH RISK IS MITIGATED BY THE COLLATERAL, THE FUND COULD EXPERIENCE A DELAY IN RECOVERING ITS VALUE AND A POSSIBLE LOSS OF INCOME OR VALUE IF THE COUNTERPARTY FAILS TO PERFORM IN ACCORDANCE WITH THE TERMS OF THE AGREEMENT.
SECURITY TRANSACTIONS AND INVESTMENT INCOME: SECURITY TRANSACTIONS ARE ACCOUNTED FOR ON TRADE DATE. REALIZED GAINS AND LOSSES ARE RECORDED ON AN IDENTIFIED COST BASIS. INTEREST INCOME, ACCRETION OF DISCOUNT AND AMORTIZATION OF PREMIUM ARE RECORDED ON AN ACCRUAL BASIS. INVESTMENT INCOME AND REALIZED GAINS AND LOSSES ARE ALLOCATED TO SEPARATE CLASSES OF SHARES BASED UPON THE RELATIVE NET ASSETS OF EACH CLASS. EXPENSES ARISING IN CONNECTION WITH A CLASS ARE CHARGED DIRECTLY TO THAT CLASS. EXPENSES COMMON TO THE CLASSES ARE ALLOCATED TO EACH CLASS IN PROPORTION TO THEIR RELATIVE NET ASSETS.
DISTRIBUTIONS TO SHAREHOLDERS: DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED BY THE FUND ON EX-DIVIDEND DATE. DIVIDENDS FROM NET INVESTMENT INCOME ARE ACCRUED DAILY AND PAID MONTHLY. DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS, IF ANY, ARE PAID AT LEAST ANNUALLY. DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES; ACCORDINGLY, PERIODIC RECLASSIFICATIONS ARE MADE WITHIN THE FUND'S CAPITAL ACCOUNTS TO REFLECT INCOME AND GAINS AVAILABLE FOR DISTRIBUTION UNDER INCOME TAX REGULATIONS.

ESTIMATES: THE PREPARATION OF FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF INCOME AND EXPENSES DURING THE REPORTING PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.
EXPENSE OFFSET ARRANGEMENTS: THE FUND HAS AN ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE FUND'S CASH ON DEPOSIT WITH THE BANK. SUCH A DEPOSIT
ARRANGEMENT  IS  AN  ALTERNATIVE  TO  OVERNIGHT  INVESTMENTS.
FEDERAL INCOME TAXES: NO PROVISION FOR FEDERAL INCOME OR EXCISE TAX IS REQUIRED SINCE THE FUND INTENDS TO CONTINUE TO QUALIFY AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE AND TO DISTRIBUTE SUBSTANTIALLY ALL OF ITS TAXABLE EARNINGS.
NOTE  B  -  RELATED  PARTY  TRANSACTIONS
CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS WHOLLY-OWNED BY CALVERT GROUP, LTD. ("CALVERT"), WHICH IS INDIRECTLY WHOLLY-OWNED BY AMERITAS ACACIA MUTUAL HOLDING COMPANY ("AMERITAS ACACIA"). THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE SALARIES AND FEES OF OFFICERS AND
AFFILIATED TRUSTEES OF THE FUND. FOR ITS SERVICES, THE ADVISOR RECEIVES A MONTHLY FEE BASED ON THE FOLLOWING ANNUAL RATES OF AVERAGE DAILY NET ASSETS:
 .25% ON THE FIRST $500 MILLION, .225% ON THE NEXT $400 MILLION, .20% ON THE NEXT $400 MILLION, .175% ON THE NEXT $700 MILLION AND .15% ON THE EXCESS OF $2 BILLION. UNDER THE TERMS OF THE AGREEMENT, $136,700 WAS PAYABLE AT PERIOD END. THE ADVISORS GROUP, INC., ("TAG"), ALSO A WHOLLY-OWNED SUBSIDIARY OF AMERITAS ACACIA, IS A BROKER-DEALER. TAG OFFERS CLASS T SHARES AS A SWEEP ACCOUNT FOR ITS BROKERAGE CUSTOMERS.
CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF THE ADVISOR, PROVIDES ADMINISTRATIVE SERVICES TO THE FUND FOR AN ANNUAL FEE. CLASS O, CLASS B, CLASS C, AND CLASS T PAY AN ANNUAL RATE OF .25% AND INSTITUTIONAL CLASS PAYS AN ANNUAL RATE OF .05%, BASED ON THEIR AVERAGE DAILY NET ASSETS. UNDER THE TERMS OF THE AGREEMENT, $65,618 WAS PAYABLE AT PERIOD END.
CALVERT DISTRIBUTORS, INC., AN AFFILIATE OF THE ADVISOR, IS THE DISTRIBUTOR AND PRINCIPAL UNDERWRITER FOR THE FUND. DISTRIBUTION PLANS, ADOPTED BY CLASS B, C AND T SHARES, ALLOW THE FUND TO PAY THE DISTRIBUTOR FOR EXPENSES AND SERVICES ASSOCIATED WITH DISTRIBUTION OF SHARES. THE EXPENSES PAID MAY NOT EXCEED 1.0% ANNUALLY OF AVERAGE DAILY NET ASSETS OF CLASS B AND CLASS C AND .25% OF AVERAGE DAILY NET ASSETS OF CLASS T. UNDER THE TERMS OF THE AGREEMENT, $21,240 WAS PAYABLE AT PERIOD END.
CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), AN AFFILIATE OF THE ADVISOR, IS THE SHAREHOLDER SERVICING AGENT FOR THE FUND. FOR ITS SERVICES, CSSI RECEIVED A FEE OF $99,513 FOR THE SIX MONTHS ENDED JUNE 30, 2000. UNDER TERMS OF THE AGREEMENT, $15,926 WAS PAYABLE AT PERIOD END. NATIONAL FINANCIAL DATA SERVICES, INC., IS THE TRANSFER AND DIVIDEND DISBURSING AGENT.
EACH TRUSTEE WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVES AN ANNUAL FEE OF $20,500 PLUS UP TO $1,500 FOR EACH BOARD AND COMMITTEE MEETING ATTENDED. TRUSTEE FEES ARE ALLOCATED TO EACH OF THE FUNDS SERVED.

NOTE  C  -  INVESTMENT  ACTIVITY
THE COST OF INVESTMENTS OWNED AT JUNE 30, 2000 WAS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES. THE TABLE BELOW PRESENTS THE NET CAPITAL LOSS CARRYFORWARDS AS OF DECEMBER 31, 1999 WITH EXPIRATION
DATES:
     CAPITAL LOSS CARRYFORWARDS          EXPIRATION DATES
              25,746                         12/31/00
               9,320                         12/31/01
              24,011                         12/31/06
CAPITAL LOSS CARRYFORWARDS MAY BE UTILIZED TO OFFSET CURRENT AND FUTURE CAPITAL GAINS UNTIL EXPIRATION.
THE FUND MAY SELL OR PURCHASE SECURITIES FROM OTHER FUNDS MANAGED BY THE ADVISOR, PRIMARILY AS A CASH MANAGEMENT PRACTICE. ALL TRANSACTIONS ARE EXECUTED AT INDEPENDENTLY DERIVED PRICES PURSUANT TO RULE 17A-7 UNDER THE INVESTMENT COMPANY ACT OF 1940.
NOTE  D  -  LINE  OF  CREDIT
A FINANCING AGREEMENT IS IN PLACE WITH ALL CALVERT GROUP FUNDS (EXCEPT FOR THE CALVERT SOCIAL INVESTMENT FUND MANAGED INDEX AND CVS AMERITAS INDEX 500 PORTFOLIOS) AND STATE STREET BANK AND TRUST COMPANY ("THE BANK"). UNDER THE AGREEMENT, THE BANK IS PROVIDING AN UNSECURED LINE OF CREDIT FACILITY, IN THE AGGREGATE AMOUNT OF $50 MILLION ($25 MILLION COMMITTED AND $25 MILLION
UNCOMMITTED), TO BE ACCESSED BY THE FUNDS FOR TEMPORARY OR EMERGENCY PURPOSES ONLY. BORROWINGS UNDER THIS FACILITY BEAR INTEREST AT THE OVERNIGHT FEDERAL
FUNDS RATE PLUS .50% PER ANNUM. A COMMITMENT FEE OF .10% PER ANNUM WILL BE INCURRED ON THE UNUSED PORTION OF THE COMMITTED FACILITY WHICH WILL BE ALLOCATED TO ALL PARTICIPATING FUNDS. THE FUND HAD NO LOANS OUTSTANDING PURSUANT TO THIS LINE OF CREDIT AT JUNE 30, 2000.

FINANCIAL  HIGHLIGHTS

                                                PERIODS ENDED
                                     JUNE 30,    DECEMBER 31,  DECEMBER 31,
CLASS  O  SHARES                       2000          1999          1998
NET ASSET VALUE, BEGINNING              $1.00           $1.00         $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
  NET INVESTMENT INCOME                  .026            .043          .048
DISTRIBUTIONS  FROM
  NET INVESTMENT INCOME                (.026)          (.043)        (.048)
NET  ASSET  VALUE,  ENDING              $1.00           $1.00         $1.00

TOTAL  RETURN                            2.65%           4.38%        4.93%
RATIOS  TO  AVERAGE  NET  ASSETS:
  NET INVESTMENT INCOME                  5.26%(A)        4.28%        4.82%
     TOTAL  EXPENSES                      .79%(A)         .82%         .81%
     EXPENSES  BEFORE  OFFSETS            .79%(A)         .82%         .81%
     NET  EXPENSES                        .77%(A)         .81%         .79%
NET ASSETS, ENDING (IN THOUSANDS)    $214,194        $229,754      $246,019




                                                YEARS ENDED
                                 DECEMBER 31,    DECEMBER 31,  DECEMBER 31,
CLASS  O  SHARES                     1997           1996          1995
NET  ASSET  VALUE,  BEGINNING           $1.00           $1.00         $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
  NET INVESTMENT INCOME                  .049            .047          .051
DISTRIBUTIONS  FROM
  NET INVESTMENT INCOME                (.049)          (.047)        (.051)
NET  ASSET  VALUE,  ENDING              $1.00           $1.00         $1.00

TOTAL  RETURN                            5.00%           4.79%        5.22%
RATIOS  TO  AVERAGE  NET  ASSETS:
  NET INVESTMENT INCOME                  4.88%           4.69%        5.04%
  TOTAL EXPENSES                          .82%            .86%         .89%
  EXPENSES BEFORE OFFSETS                 .82%            .86%         .89%
  NET EXPENSES                            .80%            .85%         .88%
NET ASSETS, ENDING (IN THOUSANDS)    $232,025        $239,420      $241,150

FINANCIAL  HIGHLIGHTS

                                                PERIODS ENDED
                                     JUNE 30,    DECEMBER 31,  DECEMBER 31,
CLASS  B  SHARES                      2000          1999          1998^
NET  ASSET  VALUE,  BEGINNING           $1.00           $1.00         $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
  NET  INVESTMENT  INCOME                .020            .031          .027
DISTRIBUTIONS  FROM
  NET  INVESTMENT  INCOME              (.020)          (.031)        (.027)
NET  ASSET  VALUE,  ENDING              $1.00           $1.00         $1.00

TOTAL  RETURN                            2.02%           3.11%        2.72%
RATIOS  TO  AVERAGE  NET  ASSETS:
  NET  INVESTMENT  INCOME                4.08%(A)        3.18%     3.28%(A)
  TOTAL  EXPENSES                        6.70%(A)        8.09%    36.93%(A)
  EXPENSES  BEFORE  OFFSETS              2.09%(A)        2.02%     2.02%(A)
  NET  EXPENSES                          2.00%(A)        2.00%     2.00%(A)
NET  ASSETS,  ENDING  (IN  THOUSANDS)    $261            $420           $74





                                               PERIODS ENDED
                                     JUNE 30,   DECEMBER 31,   DECEMBER 31,
CLASS  C  SHARES                      2000         1999           1998^^
NET  ASSET  VALUE,  BEGINNING           $1.00          $1.00          $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
  NET  INVESTMENT  INCOME                .020           .031           .020
DISTRIBUTIONS  FROM
  NET  INVESTMENT  INCOME              (.020)         (.031)         (.020)
NET  ASSET  VALUE,  ENDING              $1.00          $1.00          $1.00

TOTAL  RETURN                            2.03%          3.12%         2.06%
RATIOS  TO  AVERAGE  NET  ASSETS:
  NET  INVESTMENT  INCOME                4.03%(A)       3.22%      3.35%(A)
  TOTAL  EXPENSES                        3.39%(A)       4.75%      8.46%(A)
  EXPENSES  BEFORE  OFFSETS              2.03%(A)       2.02%      2.02%(A)
  NET  EXPENSES                          2.00%(A)       2.00%      2.00%(A)
NET  ASSETS,  ENDING  (IN  THOUSANDS)    $649         $1,056           $339

FINANCIAL  HIGHLIGHTS


                                                PERIODS ENDED
                                     JUNE 30,    DECEMBER 31,  DECEMBER 31,
INSTITUTIONAL  CLASS  SHARES           2000         1999          1998^^^
NET  ASSET  VALUE,  BEGINNING           $1.00           $1.00         $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
  NET  INVESTMENT  INCOME                .028            .047          .015
DISTRIBUTIONS  FROM
  NET  INVESTMENT  INCOME              (.028)          (.047)        (.015)
NET  ASSET  VALUE,  ENDING              $1.00           $1.00         $1.00

TOTAL  RETURN                            2.86%           4.84%        1.49%
RATIOS  TO  AVERAGE  NET  ASSETS:
  NET  INVESTMENT  INCOME                5.57%(A)        4.72%     4.95%(A)
  TOTAL  EXPENSES                         .46%(A)         .50%      .43%(A)
  EXPENSES  BEFORE  OFFSETS               .39%(A)         .38%      .34%(A)
  NET  EXPENSES                           .37%(A)         .37%      .32%(A)
NET  ASSETS,  ENDING  (IN  THOUSANDS)  $9,007         $19,679       $20,128







                                                 PERIODS ENDED
                                             JUNE 30,  DECEMBER 31,
CLASS  T  SHARES                               2000        1999^^^^
NET  ASSET  VALUE,  BEGINNING                   $1.00         $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
  NET  INVESTMENT  INCOME                        .025          .035
DISTRIBUTIONS  FROM
  NET  INVESTMENT  INCOME                      (.025)        (.035)
NET  ASSET  VALUE,  ENDING                      $1.00         $1.00

TOTAL  RETURN                                    2.57%        3.59%
RATIOS  TO  AVERAGE  NET  ASSETS:
  NET  INVESTMENT  INCOME                        5.12%(A)  4.29%(A)
  TOTAL  EXPENSES                                 .94%(A)   .95%(A)
  EXPENSES  BEFORE  OFFSETS                       .94%(A)   .95%(A)
  NET  EXPENSES                                   .93%(A)   .94%(A)
NET  ASSETS,  ENDING  (IN  THOUSANDS)         $99,382      $100,778




(A) ANNUALIZED
^  FROM APRIL 1,1998 INCEPTION
^^ FROM JUNE 1, 1998 INCEPTION
^^^ FROM SEPTEMBER 16, 1998 INCEPTION
^^^^ FROM MARCH 1, 1999 INCEPTION

CALVERT
FIRST
GOVERNMENT
MONEY
MARKET
FUND






THIS  REPORT  IS  INTENDED  TO  PROVIDE  FUND
INFORMATION  TO
SHAREHOLDERS.  IT  IS  NOT  AUTHORIZED  FOR
DISTRIBUTION  TO
PROSPECTIVE  INVESTORS  UNLESS  PRECEDED  OR  ACCOMPANIED  BY  A  PROSPECTUS.




















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CALVERT  GROUP'S
FAMILY  OF  FUNDS

TAX-EXEMPT  MONEY  MARKET  FUNDS
CTFR  MONEY  MARKET  PORTFOLIO
CTFR  CALIFORNIA  MONEY  MARKET  PORTFOLIO

TAXABLE  MONEY  MARKET  FUNDS
FIRST  GOVERNMENT  MONEY  MARKET  FUND
CSIF  MONEY  MARKET  PORTFOLIO

BALANCED  FUND
CSIF  BALANCED  PORTFOLIO

MUNICIPAL  FUNDS
CTFR  LIMITED-TERM  PORTFOLIO
CTFR  LONG-TERM  PORTFOLIO
CTFR  VERMONT  MUNICIPAL  PORTFOLIO
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CALIFORNIA  MUNI.  INTERMEDIATE  PORTFOLIO

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